Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-based Compensation Plans	STOCK-BASED COMPENSATION PLANS

Stock Options

Officers and certain key employees of Fortis and its subsidiaries are eligible for grants of options to purchase common shares of the Corporation. Options are exercisable for a period of 10 years from the grant date, expire no later than three years after the termination, death or retirement of the optionee, and vest evenly over a four-year period on each anniversary of the grant date.

The following options were granted in 2019 and 2018.

	2019	2018
	February	February	March
Options granted (# in thousands)	852	722	40
Exercise price ($) (1)	47.57	41.27	42.00
Grant date fair value ($)	3.70	3.43	4.08
Valuation assumptions:
Dividend yield (%) (2)	3.8	3.7	3.7
Expected volatility (%) (3)	15.2	15.5	15.7
Risk-free interest rate (%) (4)	1.8	2.1	2.0
Weighted average expected life (years) (5)	5.6	5.6	5.6

(1)	Five-day VWAP immediately preceding the grant date

(2)	Reflects average annual dividend yield up to the grant date and the weighted average expected life of the options

(3)	Reflects historical experience over a period equal to the weighted average expected life of the options

(4)	Government of Canada benchmark bond yield at the grant date that covers the weighted average expected life of the options

(5)	Reflects historical experience

The following table summarizes information related to stock options for 2019.

	Total Options		Non-vested Options (1)
(in thousands, except as indicated)	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, January 1, 2019	4,015	$37.73	1,771	$3.10
Granted	852	$47.57	852	$3.70
Exercised	(1,449)	$35.36	n/a	n/a
Vested	n/a	n/a	(713)	$2.92
Cancelled/Forfeited	—	n/a	—	n/a
Options outstanding, December 31, 2019	3,418	$41.18	1,910	$3.43
Options vested, December 31, 2019 (2)	1,508	$37.69

(1)
As at December 31, 2019, there was $7 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.

(2)	As at December 31, 2019, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $24 million.

The following table summarizes additional stock option information.

(in millions)	2019	2018
Stock option expense recognized	$2	$2
Stock options exercised:
Cash received for exercise price	51	12
Intrinsic value realized by employees	22	3
Fair value of options that vested	2	2

Directors' DSU Plan

Directors of the Corporation who are not officers are eligible for grants of DSUs representing the equity portion of their annual compensation. Directors can further elect to receive credit for their quarterly cash retainer in a notional account of DSUs in lieu of cash. The Corporation may also determine that special circumstances justify the grant of additional DSUs to a director.

Each DSU vests at the grant date, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash.

The following table summarizes information related to DSUs.

	2019	2018
Number of units (in thousands)
Beginning of year	177	185
Granted	29	32
Notional dividends reinvested	6	8
Paid out	(47)	(48)
End of year	165	177

Additional information (in millions)
Compensation expense recognized	$3	$2
Cash payout (1)	2	2
Accrued liability as at December 31 (2)	9	8

(1)	Reflects a weighted average payout price of $51.76 per DSU (2018 - $43.15)

(2)	Recognized at the respective December 31st VWAP (Note 3) and included in long-term other liabilities (Note 17)

PSU Plans

Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of PSUs representing a component of their long-term compensation.

Each PSU vests over a three-year period or immediately upon retirement eligibility of the holder, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash. At the end of the three-year vesting period, cash payouts are the product of: (i) the numbers of units vested; (ii) the VWAP of the Corporation's common shares for the five trading days prior to the maturity date; and (iii) a payout percentage that may range from 0% to 200%.

The payout percentage is based on the Corporation's performance over the three-year vesting period, mainly determined by: (i) the Corporation's total shareholder return as compared to a predefined peer group of companies; and (ii) the Corporation's cumulative EPS, or for certain subsidiaries the Company's cumulative net income, as compared to the target established at the time of the grant.

The following table summarizes information related to PSUs.

	2019	2018
Number of units (in thousands)
Beginning of year	1,763	1,351
Granted	690	669
Notional dividends reinvested	73	66
Paid out	(357)	(281)
Cancelled/forfeited	(51)	(42)
End of year	2,118	1,763

Additional information (in millions)
Compensation expense recognized	$74	$22
Compensation expense unrecognized (1)	35	27
Cash payout (2)	16	14
Accrued liability as at December 31 (3)	106	50
Aggregate intrinsic value as at December 31 (4)	141	77

(1)	Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years

(2)	Reflects a weighted average payout price of $45.14 per PSU and a payout percentage of 101% (2018 - $46.01 and 109% respectively)

(3)	Recognized at the respective December 31st VWAP (Note 3) and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 14 and 17)

(4)	Relates to outstanding PSUs and reflects a weighted average contractual life of one year

RSU Plans

Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of RSUs representing a component of their long-term compensation.

Each RSU vests over a three-year period or immediately upon retirement eligibility of the holder, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash.

The following table summarizes information related to RSUs.

	2019	2018
Number of units (in thousands)
Beginning of year	717	483
Granted	429	305
Notional dividends reinvested	35	26
Paid out	(92)	(75)
Cancelled/forfeited	(39)	(22)
End of year	1,050	717

Additional information (in millions)
Compensation expense recognized	$24	$11
Compensation expense unrecognized (1)	17	15
Cash payout (2)	4	3
Accrued liability as at December 31 (3)	39	19
Aggregate intrinsic value as at December 31 (4)	56	34

(1)	Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years

(2)	Reflects a weighted average payout price of $45.83 per RSU (2018 - $45.55)

(3)	Recognized at the respective December 31st VWAP (Note 3) and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 14 and 17)
(4)
Relates to outstanding RSUs and reflects a weighted average contractual life of one year